Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2021
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 12: - SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, “Segment Reporting”. The Company operates in one reportable segment (see also Note 1 for a brief description of the Company’s business).

b.	The following tables present total revenues for the years ended December 31, 2021, 2020 and 2019 and long lived assets, net as of December 31, 2021 and 2020 by geographic regions:

1.	Revenues by geographic region are as follows:

	Year ended December 31,
	2021	2020	2019

North America	$21,777	$20,323	$14,500
Asia*	14,686	15,190	14,146
Latin America	1,071	223	2,653
EMEA (including Israel)	2,748	1,826	1,711

	$40,282	$37,562	$33,010

(*)	Includes Japan and the Philippines which accounted for more than 10% of Company’s revenues in all years presented.

Total revenues are attributed to geographic areas are based on the location of the end-customer.

In 2021, 2020 and 2019, the amount of export revenues represented 94%, 96% and 96%, respectively, of the Company’s total revenues.

2.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2021	2020	2019

A	52	53	41
B	26	29	22
C	10	11	20

	88%	93%	83%

3.	Long-lived assets by geographic areas:

	Year ended December 31,
	2021	2020

Israel	$1,730	$2,633
United States	885	1,049
Other	453	574

Total long-lived assets (1)	$3,068	$4,256

(1)	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.

c.	Financial income, net:

	Years ended December 31,
	2021	2020	2019

Financial Income:
Interest income	$666	$1,133	$1,775
Foreign currency exchange gain	250	878	338
	916	2,011	2,113
Financial expenses:
Bank charges	(15)	(15)	(16)
Foreign currency exchange loss	(547)	(1,186)	(925)
	(562)	(1,201)	(941)
	$354	$810	$1,172

d.	Net loss per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2021	2020	2019
Numerator:

Numerator for basic net loss per Ordinary Share	$(5,263)	$(3,992)	$(6,832)

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net loss per Ordinary Share	$(5,263)	$(3,992)	$(6,832)

Denominator:

Denominator for dilutive net loss per Ordinary Share - weighted average number of Ordinary Shares	14,124,404	13,927,788	13,779,885

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares	14,124,404	13,927,788	13,779,885